LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
LOSS PER SHARE
Weighted average number of common shares	81,523,874	67,465,300	65,397,132
Loss for the year	$ (22,908,721)	$ (86,494,893)	$ (26,730,490)
Basic loss per share	$ (0.28)	$ (1.28)	$ (0.41)
Dilutive effect on ordinary shares	0	0	0